Putnam VT Multi-Asset Absolute Return Fund
The fund's portfolio
3/31/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (21.9%)(a)
	Principal amount	Value
U.S. Government Agency Mortgage Obligations (21.9%)
Uniform Mortgage-Backed Securities
4.00%, TBA, 4/1/50	$1,000,000	$1,067,031
3.50%, TBA, 4/1/50	1,000,000	1,057,188
3.00%, TBA, 4/1/50	1,000,000	1,048,125
2.50%, TBA, 4/1/50	2,000,000	2,071,562

		5,243,906

Total U.S. government and agency mortgage obligations (cost $5,171,602)		$5,243,906

U.S. TREASURY OBLIGATIONS (0.6%)(a)
	Principal amount	Value
U.S. Treasury Notes 2.625%, 3/31/25(i)	$132,000	$146,389

Total U.S. treasury obligations (cost $146,389)		$146,389

COMMON STOCKS (18.7%)(a)
	Shares	Value
Basic materials (1.6%)
Anglo American Platinum, Ltd. (South Africa)	888	$37,314
Anhui Conch Cement Co., Ltd. (China)	16,500	114,064
China Resources Cement Holdings, Ltd. (China)	48,000	57,020
Impala Platinum Holdings, Ltd. (South Africa)	1,456	6,150
Korea Zinc Co., Ltd. (South Korea)	98	28,402
MMC Norilsk Nickel PJSC ADR (Russia)	3,417	84,616
Novolipetsk Steel PJSC (Russia)	1,117	17,654
PETRONAS Chemicals Group (PCG) Bhd (Malaysia)	18,400	21,299
Soulbrain Co., Ltd. (South Korea)	463	23,828

		390,347
Capital goods (0.7%)
Daelim Industrial Co., Ltd. (South Korea)	398	23,849
Hyundai Mobis Co., Ltd. (South Korea)	596	82,075
Samsung Engineering Co., Ltd. (South Korea)(NON)	1,929	15,875
Weichai Power Co., Ltd. Class H (China)	24,000	38,411

		160,210
Communication services (0.8%)
Advanced Info Service PCL (Thailand)	13,600	83,297
China Mobile, Ltd. (China)	10,000	75,549
Hellenic Telecommunications Organization SA (Greece)	1,481	17,990
KT Corp. (South Korea)	262	4,228
PLDT, Inc. (Philippines)	290	6,453
TIM Participacoes SA (Brazil)	6,600	15,801

		203,318
Consumer cyclicals (1.9%)
Astro Malaysia Holdings Bhd (Malaysia)	10,900	2,130
Clicks Group, Ltd. (South Africa)	3,008	43,259
Com7 PCL (Thailand)	20,600	9,792
Feng Tay Enterprise Co., Ltd. (Taiwan)	2,000	8,600
Ford Otomotiv Sanayi AS (Turkey)	1,283	9,545
Fosun International, Ltd. (China)	36,000	41,359
Geely Automobile Holdings, Ltd. (China)	11,000	16,121
Genting Bhd (Malaysia)	12,700	10,895
Genting Malaysia Bhd (Malaysia)	30,500	14,067
Home Product Center PCL (Thailand)	87,900	29,731
Kia Motors Corp. (South Korea)	3,143	66,500
Pou Chen Corp. (Taiwan)	9,000	7,635
President Chain Store Corp. (Taiwan)	3,000	28,075
Qualicorp SA (Brazil)	7,094	32,220
Sinotruk Hong Kong, Ltd. (China)	16,500	27,311
Sun Art Retail Group, Ltd. (China)	9,500	14,061
Teco Electric and Machinery Co., Ltd. (Taiwan)	8,000	6,376
Tofas Turk Otomobil Fabrikasi AS (Turkey)	4,034	9,879
Wal-Mart de Mexico SAB de CV (Mexico)	10,047	23,671
Xinyi Glass Holdings, Ltd. (China)	18,000	20,507
Zhongsheng Group Holdings, Ltd. (China)	10,500	36,551

		458,285
Consumer staples (1.4%)
Charoen Pokphand Foods PCL (Thailand)	12,200	9,034
China Yuhua Education Corp., Ltd. (China)	16,000	11,791
Estacio Participacoes SA (Brazil)	1,000	4,267
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	103,900	9,000
Indofood Sukses Makmur Tbk PT (Indonesia)	30,100	11,692
KT&G Corp. (South Korea)	986	60,046
Nestle Malaysia Bhd (Malaysia)	100	3,169
Sime Darby Bhd (Malaysia)	20,900	8,128
Uni-President Enterprises Corp. (Taiwan)	29,000	62,915
Vipshop Holdings, Ltd. ADR (China)(NON)	3,614	56,306
Want Want China Holdings, Ltd. (China)	39,000	28,137
Yum China Holdings, Inc. (China)	1,662	70,851

		335,336
Energy (0.9%)
China Petroleum & Chemical Corp. (Sinopec) (China)	100,000	49,051
Ecopetrol SA ADR (Colombia)	1,964	18,678
Lukoil PJSC ADR (Russia)	964	57,453
Petronas Gas Bhd (Malaysia)	2,600	9,251
PTT Exploration & Production PCL (Foreign depository shares) (Thailand)	22,000	45,250
Sao Martinho SA (Brazil)	2,200	6,258
Surgutneftegas OJSC (Russia)	55,132	26,531

		212,472
Financials (4.0%)
Banco BBVA Argentina SA ADR (Argentina)	3,807	9,974
Banco BTG Pactual SA (Units) (Brazil)	5,700	36,464
Banco de Chile ADR (Chile)	800	12,888
Banco do Brasil SA (Brazil)	10,835	58,157
Banco Macro SA ADR (Argentina)	2,123	36,049
Banco Santander (Brasil) S.A. (Units) (Brazil)	7,087	36,375
Banco Santander Chile ADR (Chile)	687	10,394
Bank Central Asia Tbk PT (Indonesia)	22,000	37,201
Bank of China, Ltd. (China)	17,000	6,487
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)(NON)	22,900	2,982
BB Seguridade Participacoes SA (Brazil)	17,400	83,214
Capitec Bank Holdings, Ltd. (South Africa)	446	21,836
Chailease Holding Co., Ltd. (Taiwan)	18,000	54,479
China Minsheng Banking Corp., Ltd. Class H (China)	31,500	23,325
Country Garden Services Holdings Co, Ltd. (China)	8,000	32,325
Fubon Financial Holding Co., Ltd. (Taiwan)	29,000	36,015
Industrial & Commercial Bank of China, Ltd. (China)	132,000	90,065
Logan Property Holdings Co., Ltd. (China)	18,000	27,587
OTP Bank Nyrt (Hungary)	763	22,133
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	17,000	166,297
Powszechny Zaklad Ubezpieczen SA (Poland)	1,999	15,111
Qualitas Controladora SAB de CV (Mexico)	1,482	3,788
RHB Bank Bhd (Malaysia)	13,000	13,992
Ruentex Development Co., Ltd. (Taiwan)	3,000	3,790
Sberbank of Russia PJSC ADR (Russia)	3,670	34,774
Taishin Financial Holding Co., Ltd. (Taiwan)	49,000	18,961
Tisco Financial Group PCL (Thailand)	13,900	29,543
Yuanta Financial Holding Co., Ltd. (Taiwan)	54,000	27,774

		951,980
Health care (0.6%)
China Biologic Products Holdings, Inc. (China)(NON)	35	3,778
Hypermarcas SA (Brazil)	5,682	31,264
Sino Biopharmaceutical, Ltd. (China)	78,000	102,238

		137,280
Technology (5.8%)
Alibaba Group Holding, Ltd. ADR (China)(NON)	1,697	330,033
Globalwafers Co., Ltd. (Taiwan)	3,000	33,205
Lite-On technology Corp. (Taiwan)	17,000	22,993
NetEase, Inc. ADR (China)	187	60,020
Radiant Opto-Electronics Corp. (Taiwan)	11,000	28,324
Samsung Electronics Co., Ltd. (South Korea)	8,960	348,222
Samsung SDS Co., Ltd. (South Korea)	281	34,059
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	4,327	206,787
Tencent Holdings, Ltd. (China)	4,600	224,293
Tripod Technology Corp. (Taiwan)	7,000	21,606
United Microelectronics Corp. (Taiwan)	112,000	50,104
WNS Holdings, Ltd. ADR (India)(NON)	322	13,840
Xhen Ding Technology Holding, Ltd. (Taiwan)	3,000	9,066

		1,382,552
Transportation (0.2%)
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	2,532	8,569
Malaysia Airports Holdings Bhd (Malaysia)	3,100	3,077
MISC Bhd (Malaysia)	16,800	28,865
Westports Holdings Bhd (Malaysia)	5,400	4,301

		44,812
Utilities and power (0.8%)
China Resources Gas Group, Ltd. (China)	6,000	30,121
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	2,100	15,806
Electricity Generating PCL (Thailand)	4,200	29,564
Enel Americas SA ADR (Chile)	8,359	50,656
Federal Grid Co. Unified Energy System PJSC (Russia)	3,045,324	6,273
Glow Energy PCL (Thailand)(F)	700	—
Inter RAO UES PJSC (Russia)	813,510	51,251
Manila Electric Co. (Philippines)	890	3,917

		187,588

Total common stocks (cost $4,943,193)		$4,464,180

INVESTMENT COMPANIES (8.6%)(a)
	Shares	Value
Consumer Staples Select Sector SPDR Fund(S)	6,265	$341,255
Financial Select Sector SPDR Fund(S)	12,406	258,293
Health Care Select Sector SPDR Fund	3,882	343,868
iShares MSCI India ETF (India)(S)	7,688	185,358
Real Estate Select Sector SPDR Fund	9,813	304,203
Technology Select Sector SPDR Fund	4,037	324,454
Utility Select Sector SPDR Fund(S)	5,581	309,243

Total investment companies (cost $2,367,016)		$2,066,674

COMMODITY LINKED NOTES (8.4%)(a)(CLN)
	Principal amount	Value
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.16%, 2021 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)	$300,000	$458,822
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.12%, 2020 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)	110,000	164,956
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.16%, 2021 (Indexed to the Citi Commodities F3 vs F0 - 4x Leveraged Index multiplied by 3)	376,000	549,609
Citigroup Global Markets Holdings, Inc. 144A sr. notes 1-month USD LIBOR less 0.13%, 2020 (Indexed to the Citi Cross-Asset Trend Index multiplied by 3)	343,000	326,144
Goldman Sachs International 144A notes zero %, 2021 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	45,000	37,973
UBS AG/London sr. notes 1-month USD LIBOR less 0.25%, 2021 (Indexed to the S&P GSCI Total Return Index multiplied by 3)	268,000	481,867

Total commodity Linked Notes (cost $1,442,000)		$2,019,371

MORTGAGE-BACKED SECURITIES (5.8%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (4.5%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 5.795%, 10/15/40	$18,132	$3,258
REMICs IFB Ser. 4752, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.495%, 11/15/47	92,483	10,636
REMICs IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.345%, 8/15/38	65,071	2,929
REMICs Ser. 4964, Class IA, IO, 4.50%, 3/25/50	116,110	18,314
REMICs Ser. 4568, Class MI, IO, 4.00%, 4/15/46	56,883	5,462
REMICs Ser. 4259, Class DI, IO, 4.00%, 6/15/43	96,813	8,823
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	26,410	2,622
REMICs Ser. 4097, Class PI, IO, 3.50%, 11/15/40	62,147	2,289
REMICs Ser. 4099, Class BI, IO, 3.50%, 6/15/39	56,615	1,605
REMICs Ser. 4801, Class IG, IO, 3.00%, 6/15/48	87,825	6,072
REMICs Ser. 4134, Class PI, IO, 3.00%, 11/15/42	126,808	10,038
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	50,467	2,713
Federal National Mortgage Association
REMICs Ser. 18-51, Class IO, IO, 6.50%, 7/25/48	151,553	27,841
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	45,409	9,341
REMICs IFB Ser. 13-130, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 5.653%, 1/25/44	73,933	13,487
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	180,843	32,326
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	160,650	30,323
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.203%, 1/25/48	96,478	19,002
REMICs IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.153%, 2/25/47	104,458	23,662
REMICs IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.153%, 9/25/46	73,799	14,336
REMICs IFB Ser. 16-88, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.053%, 12/25/46	115,138	22,740
REMICs IFB Ser. 12-19, Class S, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.003%, 3/25/42	87,365	15,726
REMICs IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%), 4.803%, 10/25/47	317,285	57,643
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	87,895	14,952
REMICs Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	70,685	6,362
REMICs Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	30,015	1,285
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	34,801	2,847
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	107,629	4,270
REMICs Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	28,935	959
Government National Mortgage Association
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 5.975%, 1/16/40	188,452	28,727
IFB Ser. 10-68, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.58%), 5.807%, 6/20/40	94,274	19,459
Ser. 14-184, Class DI, IO, 5.50%, 12/16/44	149,473	31,016
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 5.477%, 7/20/48	120,854	18,730
IFB Ser. 18-104, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.427%, 8/20/48	89,216	14,603
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.377%, 9/20/43	20,153	3,854
IFB Ser. 19-121, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.327%, 8/20/49	111,224	18,660
IFB Ser. 16-51, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.277%, 4/20/46	84,878	15,858
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.277%, 2/20/41	44,932	8,180
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.227%, 11/20/39	62,805	4,060
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	93,435	14,652
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	58,571	7,214
Ser. 14-146, Class EI, IO, 5.00%, 10/20/44	45,889	8,059
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	33,200	5,056
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	375	24
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	30,976	5,742
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	44,156	8,142
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	32,367	5,786
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	48,032	8,286
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	55,370	7,917
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	64,415	10,478
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	116,976	10,149
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	46,399	8,127
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	48,318	7,106
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	12,613	1,977
Ser. 16-135, Class PI, IO, 4.00%, 5/20/46	159,244	19,116
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	25,980	1,630
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45	67,724	6,709
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	55,358	9,926
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	71,140	7,579
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	30,739	3,227
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	52,205	1,493
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	68,225	5,626
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	66,631	4,560
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	48,818	4,827
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	24,331	779
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	26,439	2,104
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	23,280	1,174
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40	51,636	2,576
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40	7,341	69
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	43,110	2,292
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	104,877	9,357
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	98,952	3,877
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	41,135	1,535
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	58,144	1,352
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	35,759	2,107
FRB Ser. 15-H16, Class XI, IO, 2.674%, 7/20/65(WAC)	81,078	7,224
Ser. 15-H22, Class GI, IO, 2.586%, 9/20/65(WAC)	103,609	9,760
Ser. 17-H02, Class BI, IO, 2.466%, 1/20/67(WAC)	128,613	13,436
FRB Ser. 16-H16, Class DI, IO, 2.465%, 6/20/66(WAC)	86,353	8,621
Ser. 17-H06, Class BI, IO, 2.409%, 2/20/67(WAC)	102,976	10,978
Ser. 15-H20, Class CI, IO, 2.371%, 8/20/65(WAC)	144,145	12,883
Ser. 15-H09, Class AI, IO, 2.316%, 4/20/65(WAC)	180,538	14,950
Ser. 17-H11, Class NI, IO, 2.167%, 5/20/67(WAC)	201,257	21,100
Ser. 15-H25, Class BI, IO, 2.049%, 10/20/65(WAC)	225,880	17,551
Ser. 15-H24, Class HI, IO, 2.04%, 9/20/65(WAC)	348,521	21,194
Ser. 15-H15, Class JI, IO, 2.039%, 6/20/65(WAC)	225,884	17,754
Ser. 15-H19, Class NI, IO, 1.973%, 7/20/65(WAC)	155,236	10,991
Ser. 15-H18, Class IA, IO, 1.90%, 6/20/65(WAC)	71,071	3,845
Ser. 16-H02, Class BI, IO, 1.882%, 11/20/65(WAC)	260,486	22,529
Ser. 15-H10, Class CI, IO, 1.872%, 4/20/65(WAC)	130,959	10,230
Ser. 15-H26, Class GI, IO, 1.862%, 10/20/65(WAC)	176,407	11,502
Ser. 16-H03, Class AI, IO, 1.778%, 1/20/66(WAC)	127,188	11,149
Ser. 17-H14, Class DI, IO, 1.773%, 6/20/67(WAC)	268,288	16,382
Ser. 15-H09, Class BI, IO, 1.755%, 3/20/65(WAC)	177,197	12,838
Ser. 14-H21, Class AI, IO, 1.711%, 10/20/64(WAC)	167,818	13,323
Ser. 15-H10, Class EI, IO, 1.683%, 4/20/65(WAC)	98,003	4,321
Ser. 15-H24, Class BI, IO, 1.679%, 8/20/65(WAC)	330,199	12,824
Ser. 15-H25, Class AI, IO, 1.675%, 9/20/65(WAC)	234,999	14,170
Ser. 16-H04, Class KI, IO, 1.581%, 2/20/66(WAC)	91,744	6,724
Ser. 11-H15, Class AI, IO, 1.579%, 6/20/61(WAC)	78,673	3,925
Ser. 16-H08, Class GI, IO, 1.492%, 4/20/66(WAC)	184,293	9,291
Ser. 18-H05, Class AI, IO, 1.329%, 2/20/68(WAC)	117,047	13,753

		1,068,888
Commercial mortgage-backed securities (0.5%)
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class C, 5.749%, 3/11/39 (In default)(NON)(WAC)	12,260	613
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47(WAC)	27,000	18,563
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C14, Class E, 4.702%, 8/15/46(WAC)	16,000	11,093
JPMorgan Chase Commercial Mortgage Securities Trust Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	10,694	10,273
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.375%, 12/12/49(WAC)	15,136	59
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 4.888%, 5/10/63(WAC)	17,000	3,040
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	30,000	20,091
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	100,000	64,425

		128,157
Residential mortgage-backed securities (non-agency) (0.8%)
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR5, Class 1A1A, 4.021%, 4/25/37(WAC)	32,120	26,900
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 1.567%, 4/25/35	7,720	5,803
Federal Home Loan Mortgage Corporation 144A
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	29,000	31,318
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.86%, 3/25/50	17,000	10,947
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 13.197%, 9/25/28	59,740	39,361
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 6.647%, 4/25/28	14,867	14,677
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 6.447%, 9/25/29	10,000	5,619
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.947%, 5/25/25	2,404	2,191
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 3.747%, 2/25/30	8,555	6,873
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 3.297%, 1/25/31	10,000	8,400
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 4.197%, 1/25/40	10,000	5,385
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2M2, (1 Month US LIBOR + 2.10%), 3.047%, 6/25/39	18,000	14,639
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 1.867%, 10/25/44	16,158	13,830

		185,943

Total mortgage-backed securities (cost $1,651,888)		$1,382,988

WARRANTS (2.3%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Bank of Jiangsu Co., Ltd. 144A Class A, (China)	9/7/20	$0.00	48,100	$40,818
Bank of Shanghai Co., Ltd. 144A (China)	12/2/20	0.00	79,250	92,206
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. 144A (China)	2/18/21	0.00	8,900	34,999
Foshan Haitian Flavouring & Food Co., Ltd. 144A (China)	4/12/21	0.00	1,300	22,976
Gree Electric Appliances, Inc. of Zhuhai 144A (China)	8/24/20	0.00	12,004	88,477
HLA Corp., Ltd. 144A (China)	10/8/20	0.00	19,200	17,161
Kweichow Moutai Co., Ltd 144A Class A, (China)	9/7/20	0.00	600	94,124
Seazen Holdings Co., Ltd. 144A (China)	4/17/20	0.00	4,100	18,103
Shanghai Pudong Development Bank Co., Ltd. 144A (China)	11/11/20	0.00	20,400	29,237
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. 144A (China)	11/11/20	0.00	2,700	99,771

Total warrants (cost $539,459)				$537,872

ASSET-BACKED SECURITIES (0.6%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 1.747%, 6/25/52	$29,000	$29,000
Station Place Securitization Trust 144A
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 1.755%, 3/26/21	$25,000	25,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 1.679%, 10/24/20	27,000	27,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 1.629%, 9/24/20	28,000	28,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 1.629%, 6/24/20	27,000	27,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 1.597%, 8/25/52	16,667	16,667

Total asset-backed securities (cost $152,667)		$152,667

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
		Principal amount	Value
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 33.929%, 5/31/22 (Argentina)	ARS	195,000	$1,637
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)		33,333	9,903
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		39,000	44,021
Uruguay (Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)		70,000	74,288
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		12,000	1,200

Total foreign government and agency bonds and notes (cost $147,679)			$131,049

CORPORATE BONDS AND NOTES (0.3%)(a)
	Principal amount	Value
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	$20,000	$17,907
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)	10,000	10,795
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	21,000	20,501
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)	12,000	11,880
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	10,000	9,525
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)	26,000	1,820
Petroleos Mexicanos company guaranty sr. unsec. notes 6.375%, 1/23/45 (Mexico)	10,000	6,324

Total corporate bonds and notes (cost $92,682)		$78,752

PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Telefonica Brasil S.A. $0.00 (Preference shares) (Brazil)	3,600	$34,260

Total preferred stocks (cost $48,336)		$34,260

UNITS (0.0%)(a)
	Units	Value
Transmissora Aliancea De Energia Electrica SA (Brazil)	500	$2,486

Total units (cost $2,884)		$2,486

PURCHASED SWAP OPTIONS OUTSTANDING (0.0%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
UBS AG
(0.895)/3 month USD-LIBOR-BBA/Apr-30	Apr-20/0.895	$48,000	$144

Total purchased swap options outstanding (cost $826)			$144

PURCHASED OPTIONS OUTSTANDING (2.0%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
SPDR S&P 500 ETF Trust (Put)	Nov-20/$265.00	$596,691		$2,315	$72,505
SPDR S&P 500 ETF Trust (Put)	Oct-20/255.00	452,609		1,756	45,216
USD/JPY (Put)	Jun-20/JPY 108.00	284,675		284,675	6,926
USD/JPY (Put)	Apr-20/JPY 106.00	284,675		284,675	2,102
Barclays Bank PLC
GBP/USD (Call)	Apr-20/$1.34	273,200	GBP	219,950	—
Citibank, N.A.
SPDR S&P 500 ETF Trust (Put)	Feb-21/290.00	626,848		$2,432	113,000
SPDR S&P 500 ETF Trust (Put)	Jan-21/290.00	618,085		2,398	110,593
USD/CHF (Put)	Jun-20/CHF 0.91	286,650		286,650	892
USD/JPY (Put)	Jun-20/JPY 108.00	284,675		284,675	6,924
Goldman Sachs International
EUR/NOK (Put)	Apr-20/NOK 9.60	432,447	EUR	392,100	—
USD/CHF (Put)	Jun-20/CHF 0.94	286,650		$286,650	2,078
USD/JPY (Put)	Jun-20/JPY 108.00	284,675		284,675	6,924
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Put)	Dec-20/$275.00	618,600		2,400	89,556
SPDR S&P 500 ETF Trust (Put)	Mar-21/195.00	606,744		2,354	27,448
UBS AG
GBP/USD (Call)	Apr-20/1.34	273,200	GBP	219,950	11

Total purchased options outstanding (cost $171,768)					$484,175

SHORT-TERM INVESTMENTS (61.9%)(a)
		Principal amount/ shares	Value
Alpine Securitization, LLC asset backed commercial paper 2.763%, 5/26/20		$250,000	$249,364
Barclays Bank PLC CCP asset backed commercial paper 1.707%, 5/8/20		250,000	249,602
Export Development Canada commercial paper 1.647%, 5/4/20		250,000	249,718
Federal Home Loan Banks unsec. discount notes commercial paper 1.556%, 4/15/20		250,000	249,994
Lloyds Bank PLC commercial paper 1.052%, 5/15/20		250,000	249,609
Old Line Funding, LLC asset backed commercial paper 2.253%, 4/16/20		250,000	249,836
Prudential PLC commercial paper 1.656%, 4/28/20		250,000	249,768
Regency Markets No. 1, LLC asset backed commercial paper 2.403%, 4/8/20		250,000	249,936
Toronto-Dominion Bank (The) commercial paper 1.747%, 4/9/20		250,000	249,981
Interest in $323,515,000 joint tri-party repurchase agreement dated 3/31/20 with Citigroup Global Markets, Inc. due 4/1/20 - maturity value of $3,296,002 for an effective yield of 0.020% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 5.000% and due dates ranging from 12/1/49 to 1/1/50, valued at $329,985,300)		3,296,000	3,296,000
Putnam Cash Collateral Pool, LLC 0.54%(AFF)	Shares	988,680	988,680
Putnam Short Term Investment Fund 0.92%(AFF)	Shares	5,565,849	5,565,849
U.S. Treasury Bills 1.636%, 4/2/20		$26,999	26,999
U.S. Treasury Bills 0.005%, 6/11/20(SEG)		51,000	50,991
U.S. Treasury Bills 1.610%, 4/16/20(SEG)		62,000	61,999
U.S. Treasury Bills 0.011%, 9/10/20(SEG)(SEGSF)		152,001	151,923
U.S. Treasury Bills 0.015%, 9/3/20(SEG)(SEGSF)		379,000	378,843
U.S. Treasury Bills zero%, 8/13/20(SEG)(SEGSF)		211,000	210,939
U.S. Treasury Bills 0.161%, 7/9/20(SEG)(SEGSF)(SEGCCS)		489,000	488,897
U.S. Treasury Bills 0.310%, 7/23/20(SEG)(SEGSF)(SEGCCS)		353,000	352,910
U.S. Treasury Bills 1.557%, 4/23/20(SEG)(SEGSF)(SEGCCS)		218,000	217,996
U.S. Treasury Bills 1.561%, 6/4/20(SEG)(SEGSF)(SEGCCS)		198,000	197,974
U.S. Treasury Bills 0.014%, 9/24/20(SEGSF)(SEGCCS)		173,000	172,921
U.S. Treasury Bills 0.011%, 8/6/20(SEG)(SEGCCS)		40,000	39,989
U.S. Treasury Bills 1.569%, 6/18/20(SEG)(SEGCCS)		189,000	188,961
U.S. Treasury Bills 1.565%, 5/7/20(SEG)(SEGCCS)		56,000	55,996
U.S. Treasury Bills zero%, 8/20/20(SEG)(SEGCCS)		48,999	48,983
U.S. Treasury Bills 0.164%, 6/25/20(SEGCCS)		50,000	49,991

Total short-term investments (cost $14,792,331)			$14,794,649
TOTAL INVESTMENTS

Total investments (cost $31,670,720)			$31,539,562

	FORWARD CURRENCY CONTRACTS at 3/31/20 (aggregate face value $6,217,714) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/15/20	$33,095	$36,898	$(3,803)
		Canadian Dollar	Sell	4/15/20	42,571	45,523	2,952
		Chinese Yuan (Offshore)	Buy	5/20/20	2,593	2,328	265
		Euro	Buy	6/17/20	23,449	23,692	(243)
		Hong Kong Dollar	Sell	5/20/20	72,503	72,325	(178)
		Japanese Yen	Sell	5/20/20	145,032	143,184	(1,848)
		Mexican Peso	Buy	4/15/20	58,788	73,028	(14,240)
		Mexican Peso	Sell	4/15/20	58,788	72,464	13,676
		New Taiwan Dollar	Sell	5/20/20	2,863	1,777	(1,086)
		New Zealand Dollar	Buy	4/15/20	33,411	36,106	(2,695)
		Norwegian Krone	Sell	6/17/20	43,826	41,636	(2,190)
		Swedish Krona	Buy	6/17/20	42,335	40,640	1,695
	Barclays Bank PLC
		Australian Dollar	Sell	4/15/20	5,167	5,093	(74)
		British Pound	Buy	6/17/20	37,188	34,881	2,307
		Canadian Dollar	Sell	4/15/20	13,574	14,716	1,142
		Euro	Sell	6/17/20	150,098	148,976	(1,122)
		Japanese Yen	Buy	5/20/20	94,231	101,917	(7,686)
		New Zealand Dollar	Buy	4/15/20	52,622	55,224	(2,602)
		Norwegian Krone	Buy	6/17/20	79,088	72,633	6,455
		Swedish Krona	Sell	6/17/20	85,510	87,452	1,942
	Citibank, N.A.
		Australian Dollar	Buy	4/15/20	15,686	12,817	2,869
		Canadian Dollar	Sell	4/15/20	17,412	17,788	376
		Euro	Sell	6/17/20	27,321	25,364	(1,957)
		Japanese Yen	Buy	5/20/20	22,140	21,420	720
		Mexican Peso	Buy	4/15/20	29,394	36,489	(7,095)
		Mexican Peso	Sell	4/15/20	29,394	36,196	6,802
		New Zealand Dollar	Sell	4/15/20	50,176	55,041	4,865
		Norwegian Krone	Sell	6/17/20	21,831	19,267	(2,564)
		Swedish Krona	Buy	6/17/20	42,406	40,901	1,505
		Swiss Franc	Sell	6/17/20	70,072	69,273	(799)
	Credit Suisse International
		Australian Dollar	Buy	4/15/20	49,093	50,996	(1,903)
		Australian Dollar	Sell	7/15/20	16,916	18,101	1,185
		British Pound	Buy	6/17/20	17,413	16,117	1,296
		Canadian Dollar	Sell	7/15/20	32,788	32,677	(111)
		Euro	Buy	6/17/20	17,587	18,108	(521)
		New Zealand Dollar	Buy	4/15/20	33,470	32,550	920
		Norwegian Krone	Sell	6/17/20	75,028	67,609	(7,419)
		Swedish Krona	Buy	6/17/20	31,956	30,682	1,274
	Goldman Sachs International
		Australian Dollar	Buy	4/15/20	77,262	71,455	5,807
		British Pound	Buy	6/17/20	37,188	34,895	2,293
		Canadian Dollar	Buy	4/15/20	44,348	43,480	868
		Chinese Yuan	Buy	5/20/20	2,593	2,358	235
		Euro	Sell	6/17/20	36,280	35,175	(1,105)
		Japanese Yen	Sell	5/20/20	33,496	32,497	(999)
		New Taiwan Dollar	Buy	5/20/20	72,912	73,919	(1,007)
		New Taiwan Dollar	Sell	5/20/20	72,912	72,774	(138)
		New Zealand Dollar	Sell	4/15/20	30,010	36,066	6,056
		Norwegian Krone	Buy	6/17/20	141,157	169,091	(27,934)
		Russian Ruble	Buy	6/17/20	59,942	74,063	(14,121)
		Russian Ruble	Sell	6/17/20	59,942	71,922	11,980
		Swedish Krona	Buy	6/17/20	49,493	42,767	6,726
		Swiss Franc	Buy	6/17/20	67,673	69,247	(1,574)
	HSBC Bank USA, National Association
		Australian Dollar	Sell	4/15/20	22,083	23,711	1,628
		Australian Dollar	Buy	7/15/20	32,853	32,737	116
		British Pound	Buy	6/17/20	4,602	3,429	1,173
		Canadian Dollar	Buy	4/15/20	25,371	20,774	4,597
		Canadian Dollar	Sell	7/15/20	32,788	32,684	(104)
		Euro	Buy	6/17/20	108,619	111,140	(2,521)
		Hong Kong Dollar	Sell	5/20/20	62,638	62,395	(243)
		Japanese Yen	Buy	5/20/20	68,378	68,496	(118)
		New Zealand Dollar	Buy	4/15/20	36,453	35,042	1,411
		New Zealand Dollar	Sell	7/15/20	64,806	65,172	366
		Norwegian Krone	Sell	6/17/20	29,933	25,069	(4,864)
		Swedish Krona	Sell	6/17/20	156,298	162,396	6,098
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/15/20	33,095	36,869	(3,774)
		Australian Dollar	Sell	4/15/20	34,632	34,565	(67)
		British Pound	Buy	6/17/20	26,119	23,363	2,756
		Canadian Dollar	Sell	4/15/20	32,124	34,324	2,200
		Euro	Sell	6/17/20	32,519	30,816	(1,703)
		Japanese Yen	Sell	5/20/20	26,163	25,489	(674)
		New Zealand Dollar	Sell	4/15/20	3,162	5,246	2,084
		Norwegian Krone	Sell	6/17/20	88,440	72,067	(16,373)
		Singapore Dollar	Sell	5/20/20	845	3,408	2,563
		Swedish Krona	Sell	6/17/20	25,344	29,373	4,029
		Swiss Franc	Sell	6/17/20	32,846	31,127	(1,719)
	NatWest Markets PLC
		Australian Dollar	Buy	4/15/20	37,770	39,020	(1,250)
		Canadian Dollar	Buy	4/15/20	29,636	27,440	2,196
		Euro	Sell	6/17/20	45,128	44,047	(1,081)
		New Zealand Dollar	Buy	4/15/20	40,988	43,602	(2,614)
		Norwegian Krone	Buy	6/17/20	26,074	35,459	(9,385)
		Swedish Krona	Sell	6/17/20	49,140	53,739	4,599
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/15/20	257,252	273,225	15,973
		British Pound	Sell	6/17/20	65,297	70,019	4,722
		Canadian Dollar	Sell	4/15/20	362,100	391,195	29,095
		Euro	Buy	6/17/20	140,365	144,227	(3,862)
		Hong Kong Dollar	Sell	5/20/20	145,006	144,632	(374)
		Japanese Yen	Sell	5/20/20	317,842	314,229	(3,613)
		New Zealand Dollar	Buy	4/15/20	68,432	76,626	(8,194)
		Norwegian Krone	Buy	6/17/20	98,418	108,536	(10,118)
		Swedish Krona	Sell	6/17/20	141,829	151,005	9,176
	Toronto-Dominion Bank
		Australian Dollar	Buy	4/15/20	16,978	16,132	846
		British Pound	Buy	6/17/20	25,870	24,469	1,401
		Canadian Dollar	Sell	4/15/20	38,022	42,853	4,831
		Euro	Sell	6/17/20	36,280	35,180	(1,100)
		Hong Kong Dollar	Sell	5/20/20	36,226	36,126	(100)
		New Zealand Dollar	Buy	4/15/20	16,109	16,262	(153)
		Norwegian Krone	Sell	6/17/20	17,588	16,491	(1,097)
		Swedish Krona	Buy	6/17/20	13,396	9,990	3,406
	UBS AG
		Australian Dollar	Sell	4/15/20	22,514	27,589	5,075
		Canadian Dollar	Sell	4/15/20	3,127	5,471	2,344
		Euro	Buy	6/17/20	68,468	70,765	(2,297)
		Hong Kong Dollar	Sell	5/20/20	72,503	72,325	(178)
		Mexican Peso	Buy	4/15/20	29,394	36,597	(7,203)
		Mexican Peso	Sell	4/15/20	29,394	36,175	6,781
		New Zealand Dollar	Buy	4/15/20	92,536	95,789	(3,253)
		Norwegian Krone	Buy	6/17/20	64,166	62,111	2,055
		Swedish Krona	Sell	6/17/20	60,773	62,185	1,412
	WestPac Banking Corp.
		Australian Dollar	Buy	4/15/20	17,224	16,118	1,106
		Canadian Dollar	Sell	4/15/20	16,346	16,240	(106)
		Euro	Buy	6/17/20	32,409	32,358	51
		Japanese Yen	Sell	5/20/20	22,392	21,663	(729)
		New Zealand Dollar	Buy	4/15/20	33,709	36,534	(2,825)

	Unrealized appreciation						210,301

	Unrealized (depreciation)						(198,706)

	Total						$11,595
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Short)	33	$4,264,574	$4,240,005	Jun-20	$70,757
U.S. Treasury Note 2 yr (Short)	13	2,864,977	2,864,977	Jun-20	682
U.S. Treasury Note 10 yr (Long)	32	4,438,000	4,438,000	Jun-20	179,147
U.S. Treasury Note Ultra 10 yr (Long)	19	2,964,594	2,964,594	Jun-20	142,613

Unrealized appreciation					393,199

Unrealized (depreciation)					—

Total					$393,199

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/20 (premiums $1,996) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
UBS AG
(0.895)/3 month USD-LIBOR-BBA/Apr-30	Apr-20/0.895	$48,000	$1,001
(0.7275)/3 month USD-LIBOR-BBA/Apr-30	Apr-20/0.7275	117,000	1,162

Total			$2,163

WRITTEN OPTIONS OUTSTANDING at 3/31/20 (premiums $17,739) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Bank of America N.A.
USD/JPY (Put)	Apr-20/JPY 103.00	$284,675	$284,675	$823
USD/JPY (Put)	Jun-20/JPY 105.00	284,675	284,675	4,164
Citibank, N.A.
USD/JPY (Put)	Jun-20/JPY 105.00	284,675	284,675	4,164
Goldman Sachs International
USD/CHF (Put)	Jun-20/CHF 0.91	573,300	573,300	1,785
USD/JPY (Put)	Jun-20/JPY 105.00	284,675	284,675	4,164

Total				$15,100

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	$4,900	$(638)	$136
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	3,700	(84)	(20)
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	4,900	(638)	(103)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	3,700	(1,740)	(294)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,700	(215)	389
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,700	(215)	(169)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	3,309
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	(1,142)

Unrealized appreciation				3,834

Unrealized (depreciation)				(1,728)

Total				$2,106

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$3,000	$1,903		$—	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$1,935
		1,700	799	(E)	—	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(799)
		4,300	606	(E)	—	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(606)
		4,900	323	(E)	—	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	323
		400	148	(E)	—	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(148)
		5,065,900	118,932		(4,319)	3/18/22	1.60% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(124,541)
		99,300	29,992		1,145	3/18/50	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	31,174
		991,500	100,853		7,447	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.75% — Semiannually	108,584
		111,000	11,916		(1)	12/17/29	1.8252% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(12,464)
		132,000	13,775		(2)	12/18/29	3 month USD-LIBOR-BBA — Quarterly	1.7945% — Semiannually	14,405
		1,415,500	78,841		(4,066)	3/18/25	1.625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(83,248)
		101,000	8,058		(1)	2/11/30	3 month USD-LIBOR-BBA — Quarterly	1.547% — Semiannually	8,031
		35,000	8,031		(1)	2/18/50	3 month USD-LIBOR-BBA — Quarterly	1.743% — Semiannually	8,032
		8,600	420	(E)	—	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	420
		700	34	(E)	—	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(34)
		98,000	13		(1)	3/11/30	0.70792% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	17
		98,000	69		(1)	3/11/30	0.7165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(65)
		169,000	2,509		(2)	3/16/30	0.86% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,516)
		33,000	314		(1)	3/16/50	0.8625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	312
		359,000	2,948	(E)	(547)	6/17/30	0.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,495)
		39,000	638		(1)	3/17/30	0.8775% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(638)
		39,000	632		(1)	3/17/30	0.876% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(632)
		2,509,000	2,830	(E)	(3,543)	6/17/22	3 month USD-LIBOR-BBA — Quarterly	0.40% — Semiannually	(713)
		399,000	4,775		(3)	3/19/25	0.747% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,726)
		474,000	4,917		(4)	3/20/25	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,849)
		52,000	1,539		(1)	3/23/30	1.02% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,536)
		52,000	1,437		(1)	3/23/30	1.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,434)
		52,000	1,335		(1)	3/23/30	0.98% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,331)
		122,000	205		(2)	3/27/30	3 month USD-LIBOR-BBA — Quarterly	0.73705% — Semiannually	192
		61,000	33		(1)	3/27/30	3 month USD-LIBOR-BBA — Quarterly	0.71439% — Semiannually	(40)
		61,000	13		(1)	3/27/30	3 month USD-LIBOR-BBA — Quarterly	0.7178% — Semiannually	(19)
		78,000	113		(1)	3/30/30	3 month USD-LIBOR-BBA — Quarterly	0.7375% — Semiannually	108
		69,000	472		(1)	3/31/30	3 month USD-LIBOR-BBA — Quarterly	0.655% — Semiannually	(476)
		63,000	608		(1)	4/1/30	3 month USD-LIBOR-BBA — Quarterly	0.62658% — Semiannually	(608)
		98,000	67		—	4/1/22	3 month USD-LIBOR-BBA — Quarterly	0.495% — Semiannually	67
		95,000	59		—	4/1/22	3 month USD-LIBOR-BBA — Quarterly	0.4921% — Semiannually	59
		83,000	169		(1)	4/1/25	3 month USD-LIBOR-BBA — Quarterly	0.4825% — Semiannually	(170)
		56,000	58		(1)	4/2/30	0.71% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	57
		54,000	87		(1)	4/2/30	0.70418% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	86
		57,000	79		(1)	4/2/30	0.7065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	78
	AUD	298,000	5,152	(E)	(189)	6/17/30	6 month AUD-BBR-BBSW — Semiannually	1.20% — Semiannually	4,963
	AUD	5,000	48	(E)	6	6/17/25	6 month AUD-BBR-BBSW — Semiannually	0.90% — Semiannually	54
	CAD	73,000	688	(E)	(154)	6/17/30	3 month CAD-BA-CDOR — Semiannually	1.00% — Semiannually	(841)
	CAD	62,000	117	(E)	(221)	6/17/25	0.90% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(104)
	CHF	146,000	1,151	(E)	144	6/17/25	0.60% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(1,007)
	CHF	136,000	1,895	(E)	(408)	6/17/30	0.30% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(2,303)
	EUR	876,000	4,236	(E)	5,525	6/17/25	0.30% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	1,288
	EUR	211,000	3,673	(E)	5,761	6/17/30	0.15% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	2,088
	GBP	197,000	675	(E)	784	6/17/25	Sterling Overnight Index Average — Annually	0.30% — Annually	1,459
	GBP	125,000	1,413	(E)	(285)	6/17/30	Sterling Overnight Index Average — Annually	0.40% — Annually	1,128
	NOK	268,000	613	(E)	(280)	6/17/30	6 month NOK-NIBOR-NIBR — Semiannually	1.30% — Annually	333
	NOK	3,085,000	5,697	(E)	1,186	6/17/25	1.20% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(4,511)
	NZD	137,000	1,186	(E)	(437)	6/17/30	3 month NZD-BBR-FRA — Quarterly	1.10% — Semiannually	749
	NZD	238,000	1,836	(E)	530	6/17/25	0.90% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(1,306)
	SEK	3,000	4	(E)	(1)	6/17/30	0.25% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	4
	SEK	2,863,000	1,416	(E)	(409)	6/17/25	0.10% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	1,005

	Total				$7,636				$(68,209)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	$6,614,492	$7,416,678	$—	6/20/23	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF15) of common stocks — Quarterly*	$804,509
	6,609,539	7,429,932	—	6/20/23	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	(818,328)
	1,043	890	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(140)
	1,043	890	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(140)
	Barclays Bank PLC
	2,486	2,056	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	403
	481	411	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(65)
	1,416	1,310	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(89)
	Citibank, N.A.
	10,126,211	8,093,076	—	11/25/20	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	(2,021,324)
	22,234	18,257	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ACI Worldwide, Inc. — Monthly	3,986
	247,382	233,858	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Advanced Micro Devices — Monthly	13,627
	23,060	18,948	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Appian Corp. — Monthly	4,064
	93,737	88,250	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Axon Enterprise, Inc. — Monthly	5,526
	15,967	17,602	—	7/5/22	1 month USD-LIBOR-BBA minus 1.85% — Monthly	B&G Foods, Inc. — Monthly	(2,158)
	140,335	96,891	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Bausch Health Cos, Inc. — Monthly	43,535
	23,317	20,621	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Blackberry, Ltd. — Monthly	2,706
	29,025	23,130	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Bruker Corp — Monthly	5,882
	41,479	38,237	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	BWX Technologies, Inc. — Monthly	3,110
	16,343	11,201	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cantel Medical Corp. — Monthly	5,149
	42,326	42,547	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Catalent, Inc. — Monthly	(203)
	71,705	33,410	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cimpress, PLC — Monthly	38,325
	285,909	347,505	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Citrix Systems, Inc. — Monthly	(62,336)
	11,455	7,677	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cooper Tire & Rubber Co. — Monthly	3,814
	170,844	166,248	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Domino's Pizza, Inc. — Monthly	4,268
	8,398	5,768	—	7/5/22	1 month USD-LIBOR-BBA minus 1.25% — Monthly	Ebix, Inc. — Monthly	2,605
	25,631	17,675	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Edgewell Personal Care — Monthly	7,968
	184,229	158,163	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Elanco Animal Health, Inc. — Monthly	26,143
	66,842	43,409	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Energizer Holdings, Inc. — Monthly	23,031
	167,937	167,198	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Everbridge, Inc. — Monthly	809
	149,596	118,637	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	First Solar Inc. — Monthly	31,022
	149,073	128,417	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	FMC Corp — Monthly	20,027
	99,641	84,465	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Guidewire Software, Inc. — Monthly	15,218
	45,930	29,150	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Hanesbrands, Inc. — Monthly	16,243
	68,014	57,664	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ICON PLC — Monthly	10,379
	215,296	213,034	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Illumina, Inc. — Monthly	2,352
	52,478	38,935	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Jabil, Inc. — Monthly	13,565
	276,093	260,177	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Kellogg Co. — Monthly	13,560
	50,518	55,659	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	LHC Group, Inc. — Monthly	(5,120)
	25,599	16,624	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Moog, Inc. — Monthly	8,986
	272,872	286,878	—	9/18/20	3 month USD-LIBOR-BBA — Quarterly	MSCI Daily TR NET Emerging Markets USD — Quarterly	(13,904)
	567,996	625,842	—	3/19/21	3 month USD-LIBOR-BBA minus 0.60% — Quarterly	MSCI Emerging Markets TR Net USD — Quarterly	(57,760)
	54,793	49,920	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Oshkosh Corp. — Monthly	4,896
	49,237	43,813	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	PerkinElmer, Inc. — Monthly	5,445
	30,140	28,464	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Prestige Brands Holdings, Inc. — Monthly	1,689
	29,603	31,316	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Qualys, Inc. — Monthly	(1,701)
	85,595	69,425	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Quanta Sevices, Inc. — Monthly	16,205
	139,177	108,615	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Quintiles IMS Holdings, Inc. — Monthly	30,620
	161,095	99,510	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ralph Lauren Corp. — Monthly	60,629
	269,033	154,623	—	7/5/22	1 month USD-LIBOR-BBA minus 0.65% — Monthly	Restoration Hardware Holdings, Inc. — Monthly	114,582
	15,345	16,529	—	11/25/20	3 month USD-LIBOR-BBA minus 0.75% — Quarterly	Russell 1000 Total Return Index — Quarterly	(1,183)
	5,462,337	4,495,977	—	11/25/20	3 month USD-LIBOR-BBA plus 0.09% — Quarterly	Russell 1000 Total Return Index — Quarterly	975,582
	68,594	51,943	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Skechers USA, Inc.-Cl A — Monthly	16,679
	41,699	26,282	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Sterling BANCORP/ DE — Monthly	15,434
	668	571	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(90)
	183,309	132,572	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% — Monthly	Tesla, Inc. — Monthly	50,813
	44,324	18,462	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Triumph Group, Inc. — Monthly	25,772
	Credit Suisse International
	3,207,676	3,069,509	—	2/12/21	1 month USD-LIBOR-BBA plus 0.02% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	139,352
	5,989	4,953	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(971)
	3,046	2,355	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(655)
	508	421	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(82)
	6,625	5,231	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,312)
	3,074	2,427	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(609)
	4,091	3,492	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	549
	Goldman Sachs International
	6,933,166	7,474,100	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.45%) — Monthly	A basket (GSGLPW2L) of common stocks — Monthly*	579,010
	6,904,009	7,476,423	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPW2S) of common stocks — Monthly*	(609,015)
	7,748,136	8,284,288	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	567,264
	7,069,288	7,682,940	—	12/15/25	1 month USD-LIBOR-BBA minus 015% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(641,110)
	793,986	840,448	—	12/15/20	(0.20%) — Monthly	Goldman Sachs Cross Asset Trend Series 27 Excess Return Strategy — Monthly†††	46,392
	197,476	195,790	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Enhanced 3x Excess Return Strategy — Monthly††	(1,725)
	641,626	638,907	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Series 85 Excess Return Strategy — Monthly††	(2,847)
	92,848	94,233	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry Excess Return Strategy — Monthly†	1,372
	288,123	290,441	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry Series 69 Excess Return Strategy — Monthly†	2,280
	126,029	120,601	—	12/14/20	1 month USD-LIBOR-BBA plus 0.25% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	5,503
	209,063	242,926	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Seagate Technology PLC — Monthly	(37,081)
	3,341	2,640	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	666
	4,011	3,317	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	651
	3,074	2,427	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(609)
	JPMorgan Chase Bank N.A.
	4,013,221	3,619,731	—	3/11/21	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (JPCMPTFL) of common stocks — Monthly*	(393,734)
	856	730	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(115)
	JPMorgan Securities LLC
	3,832	3,026	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	759
	8,941	7,059	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,771
	UBS AG
	378,289	256,036	—	2/12/21	(3 month USD-LIBOR-BBA plus 1.10%) — Quarterly	MSCI Daily TR Net Emerging Markets India — Quarterly	(123,632)
	1,464,709	1,631,115	—	8/20/20	1 month USD-LIBOR-BBA minus 0.12% — Monthly	MSCI Daily TR Net Emerging Markets USD — Monthly	(166,112)

Upfront premium received			—	Unrealized appreciation			3,794,727

	Upfront premium (paid)		—	Unrealized (depreciation)			(4,964,150)

		Total	$—			Total	$(1,169,423)
†	Replicates exposure to the difference between the implied and the realized volatility risk premium in the CBOE Volatility Index option market, with a delta hedge overlay.
††	Replicates exposure to the difference between the implied and the realized volatility risk premium on the S&P500 Index, with a delta hedge overlay.
†††	Provides synthetic exposure to assets in several asset classes (equity, credit, foreign exchange and interest rates). The Strategy is calculated on an "excess return" basis and does not include any synthetic interest rate return on a notional cash amount.
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF15) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Apple, Inc.	Technology	1,552	$394,671	5.32%
Amazon.com, Inc.	Consumer cyclicals	185	361,563	4.87%
Alphabet, Inc. Class A	Technology	240	278,838	3.76%
Microsoft Corp.	Technology	1,578	248,834	3.36%
JPMorgan Chase & Co.	Financials	2,053	184,843	2.49%
Verizon Communications, Inc.	Communication services	3,384	181,797	2.45%
Procter & Gamble Co. (The)	Consumer staples	1,592	175,092	2.36%
Adobe, Inc.	Technology	543	172,930	2.33%
Cisco Systems, Inc.	Technology	4,170	163,904	2.21%
PayPal Holdings, Inc.	Consumer cyclicals	1,564	149,780	2.02%
Oracle Corp.	Technology	3,055	147,637	1.99%
Qualcomm, Inc.	Technology	1,917	129,672	1.75%
Coca-Cola Co. (The)	Consumer staples	2,823	124,930	1.68%
Chevron Corp.	Energy	1,685	122,076	1.65%
Comcast Corp. Class A	Communication services	3,387	116,444	1.57%
Johnson & Johnson	Health care	862	112,982	1.52%
Medtronic PLC	Health care	1,214	109,485	1.48%
Citigroup, Inc.	Financials	2,544	107,134	1.44%
PepsiCo, Inc.	Consumer staples	826	99,195	1.34%
Merck & Co., Inc.	Health care	1,223	94,110	1.27%
Lockheed Martin Corp.	Capital goods	271	91,975	1.24%
Amgen, Inc.	Health care	445	90,315	1.22%
Intuit, Inc.	Technology	354	81,392	1.10%
Northrop Grumman Corp.	Capital goods	260	78,713	1.06%
Honeywell International, Inc.	Capital goods	588	78,689	1.06%
Mondelez International, Inc. Class A	Consumer staples	1,439	72,079	0.97%
Starbucks Corp.	Consumer staples	1,077	70,802	0.95%
Abbott Laboratories	Health care	890	70,251	0.95%
Activision Blizzard, Inc.	Technology	1,165	69,292	0.93%
S&P Global, Inc.	Consumer cyclicals	273	66,836	0.90%
Booking Holdings, Inc.	Consumer cyclicals	49	65,854	0.89%
Biogen, Inc.	Health care	185	58,618	0.79%
Danaher Corp.	Conglomerates	397	54,981	0.74%
Exelon Corp.	Utilities and power	1,445	53,185	0.72%
Veeva Systems, Inc. Class A	Technology	338	52,819	0.71%
Crown Castle International Corp.	Communication services	366	52,817	0.71%
Edwards Lifesciences Corp.	Health care	274	51,616	0.70%
eBay, Inc.	Technology	1,690	50,808	0.69%
Morgan Stanley	Financials	1,487	50,552	0.68%
Union Pacific Corp.	Transportation	358	50,523	0.68%
McKesson Corp.	Health care	355	47,959	0.65%
Lowe's Cos., Inc.	Consumer cyclicals	554	47,662	0.64%
Gilead Sciences, Inc.	Health care	621	46,428	0.63%
MetLife, Inc.	Financials	1,501	45,880	0.62%
Equinix, Inc.	Communication services	72	44,890	0.61%
Bristol-Myers Squibb Co.	Health care	787	43,854	0.59%
Cummins, Inc.	Capital goods	324	43,817	0.59%
Waste Management, Inc.	Capital goods	464	42,917	0.58%
Autodesk, Inc.	Technology	270	42,147	0.57%
Broadcom, Inc.	Technology	171	40,459	0.55%

A BASKET (CGPUTQL2) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Microsoft Corp.	Technology	1,640	$258,653	3.20%
Apple, Inc.	Technology	1,003	255,170	3.15%
Alphabet, Inc. Class A	Technology	191	221,738	2.74%
Verizon Communications, Inc.	Communication services	3,912	210,198	2.60%
JPMorgan Chase & Co.	Financials	1,985	178,710	2.21%
Medtronic PLC	Health care	1,849	166,730	2.06%
Mondelez International, Inc. Class A	Consumer staples	3,253	162,901	2.01%
Fidelity National Information Services, Inc.	Technology	1,334	162,281	2.01%
Lockheed Martin Corp.	Capital goods	476	161,265	1.99%
Honeywell International, Inc.	Capital goods	1,124	150,324	1.86%
Texas Instruments, Inc.	Technology	1,457	145,577	1.80%
Automatic Data Processing, Inc.	Consumer cyclicals	1,057	144,479	1.79%
TJX Cos., Inc. (The)	Consumer cyclicals	2,966	141,795	1.75%
Starbucks Corp.	Consumer staples	2,144	140,958	1.74%
Johnson & Johnson	Health care	1,054	138,148	1.71%
Intuit, Inc.	Technology	599	137,669	1.70%
Amazon.com, Inc.	Consumer cyclicals	66	128,982	1.59%
Leidos Holdings, Inc.	Technology	1,366	125,185	1.55%
Allstate Corp. (The)	Financials	1,317	120,803	1.49%
Intercontinental Exchange, Inc.	Financials	1,433	115,753	1.43%
Exelon Corp.	Utilities and power	3,098	114,051	1.41%
Waste Management, Inc.	Capital goods	1,195	110,592	1.37%
Kinder Morgan, Inc.	Utilities and power	7,881	109,700	1.36%
Walt Disney Co. (The)	Consumer cyclicals	1,135	109,646	1.35%
U.S. Bancorp	Financials	3,018	103,971	1.28%
Baxter International, Inc.	Health care	1,252	101,617	1.26%
Cisco Systems, Inc.	Technology	2,485	97,678	1.21%
DTE Energy Co.	Utilities and power	1,028	97,670	1.21%
Hershey Co. (The)	Consumer staples	736	97,529	1.21%
Take-Two Interactive Software, Inc.	Technology	768	91,055	1.13%
Cognizant Technology Solutions Corp. Class A	Technology	1,921	89,291	1.10%
Sysco Corp.	Consumer staples	1,919	87,548	1.08%
Merck & Co., Inc.	Health care	1,136	87,411	1.08%
Pfizer, Inc.	Health care	2,594	84,674	1.05%
Omnicom Group, Inc.	Consumer cyclicals	1,537	84,396	1.04%
Procter & Gamble Co. (The)	Consumer staples	756	83,166	1.03%
eBay, Inc.	Technology	2,732	82,115	1.01%
Ross Stores, Inc.	Consumer cyclicals	929	80,777	1.00%
Charter Communications, Inc. Class A	Communication services	185	80,617	1.00%
Garmin, Ltd.	Technology	1,029	77,152	0.95%
Bristol-Myers Squibb Co.	Health care	1,381	76,964	0.95%
Annaly Capital Management, Inc.	Financials	14,920	75,645	0.93%
QIAGEN NV (Netherlands)	Health care	1,813	75,440	0.93%
Eli Lilly & Co.	Health care	503	69,844	0.86%
PepsiCo, Inc.	Consumer staples	578	69,392	0.86%
Amgen, Inc.	Health care	339	68,805	0.85%
Synopsys, Inc.	Technology	527	67,877	0.84%
Exxon Mobil Corp.	Energy	1,778	67,520	0.83%
VICI Properties, Inc.	Financials	3,998	66,524	0.82%
American Electric Power Co., Inc.	Utilities and power	817	65,381	0.81%

A BASKET (GSGLPW2L) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Enel SpA (Italy)	Utilities and power	9,875	$68,687	0.92%
Roche Holding AG (Switzerland)	Health care	208	67,536	0.90%
CSL, Ltd. (Australia)	Health care	365	66,192	0.89%
Shin-Etsu Chemical Co., Ltd. (Japan)	Basic materials	664	66,047	0.88%
Hoya Corp. (Japan)	Technology	759	64,649	0.86%
KDDI Corp. (Japan)	Communication services	2,067	61,070	0.82%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	828	58,321	0.78%
Shionogi & Co., Ltd. (Japan)	Health care	1,184	58,312	0.78%
Dassault Systemes SA (France)	Technology	383	56,691	0.76%
Hermes International (France)	Consumer cyclicals	81	55,816	0.75%
Partners Group Holding AG (Switzerland)	Financials	80	55,222	0.74%
Swedish Match AB (Sweden)	Consumer staples	949	54,425	0.73%
3i Group PLC (United Kingdom)	Financials	5,528	54,303	0.73%
Deutsche Boerse AG (Germany)	Financials	393	53,887	0.72%
Allianz SE (Germany)	Financials	312	53,776	0.72%
Rio Tinto PLC (United Kingdom)	Basic materials	1,146	52,830	0.71%
Hitachi, Ltd. (Japan)	Capital goods	1,761	51,268	0.69%
Kering SA (France)	Consumer cyclicals	98	50,915	0.68%
Koninklijke Ahold Delhaize NV (Netherlands)	Consumer staples	2,161	50,481	0.68%
Unilever PLC (United Kingdom)	Consumer staples	999	50,475	0.68%
Aurizon Holdings, Ltd. (Australia)	Transportation	19,266	49,878	0.67%
Cheung Kong Property Holdings, Ltd. (Hong Kong)	Financials	8,970	49,128	0.66%
Arkema SA (France)	Basic materials	710	49,092	0.66%
Legrand SA (France)	Capital goods	763	48,973	0.66%
Samsung Electronics Co., Ltd. (South Korea)	Technology	1,242	48,717	0.65%
GlaxoSmithKline PLC (United Kingdom)	Health care	2,575	48,365	0.65%
Otsuka Corp. (Japan)	Technology	1,117	47,787	0.64%
Telstra Corp., Ltd. (Australia)	Communication services	25,369	47,668	0.64%
Namco Bandai Holdings, Inc. (Japan)	Consumer cyclicals	981	47,613	0.64%
Goodman Group (Australia)	Financials	6,396	47,369	0.63%
Sony Corp. (Japan)	Consumer cyclicals	779	46,307	0.62%
Novo Nordisk A/S Class B (Denmark)	Health care	769	46,284	0.62%
West Japan Railway Co. (Japan)	Transportation	669	45,843	0.61%
Nippon Telegraph & Telephone Corp. (Japan)	Communication services	1,920	45,797	0.61%
Hitachi High-Technologies Corp. (Japan)	Capital goods	617	45,641	0.61%
Swiss Life Holding AG (Switzerland)	Financials	133	45,401	0.61%
Obayashi Corp. (Japan)	Capital goods	5,292	45,394	0.61%
Alstom SA (France)	Capital goods	1,067	44,635	0.60%
SK Hynix, Inc. (South Korea)	Technology	648	44,322	0.59%
Ashtead Group PLC (United Kingdom)	Consumer staples	2,012	44,046	0.59%
BAE Systems PLC (United Kingdom)	Capital goods	6,795	43,967	0.59%
Carlsberg A/S Class B (Denmark)	Consumer staples	388	43,868	0.59%
NEC Corp. (Japan)	Technology	1,189	43,456	0.58%
Deutsche Telekom AG (Germany)	Communication services	3,340	43,294	0.58%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	3,274	42,784	0.57%
Sandvik AB (Sweden)	Capital goods	3,001	42,782	0.57%
Legal & General Group PLC (United Kingdom)	Financials	17,406	41,838	0.56%
Coca-Cola HBC AG (Switzerland)	Consumer staples	1,941	41,805	0.56%
Meiji Holdings Co., Ltd. (Japan)	Consumer staples	584	41,535	0.56%
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	Financials	1,428	41,319	0.55%

A BASKET (GSGLPW2S) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Galenica AG (Switzerland)	Health care	454	$62,797	0.84%
Ferrovial SA (Spain)	Basic materials	2,612	62,684	0.84%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	2,788	61,963	0.83%
Japan Tobacco, Inc. (Japan)	Consumer staples	3,217	59,483	0.80%
Canon, Inc. (Japan)	Capital goods	2,712	59,260	0.79%
Deutsche Bank AG (Germany)	Financials	8,883	58,177	0.78%
Air Liquide SA (France)	Basic materials	441	56,452	0.76%
MS&AD Insurance Group Holdings (Japan)	Financials	1,997	55,945	0.75%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	1,823	55,861	0.75%
Worldline SA (France)	Technology	942	55,501	0.74%
Chunghwa Telecom Co., Ltd. (Taiwan)	Communication services	15,025	53,409	0.71%
EssilorLuxottica SA (France)	Health care	489	52,711	0.71%
Chugai Pharmaceutical Co., Ltd. (Japan)	Health care	452	52,373	0.70%
St. James's Place PLC (United Kingdom)	Financials	5,466	51,483	0.69%
Odakyu Electric Railway Co., Ltd. (Japan)	Transportation	2,326	51,097	0.68%
Check Point Software Technologies, Ltd. (Israel)	Technology	500	50,307	0.67%
Yaskawa Electric Corp. (Japan)	Technology	1,798	49,553	0.66%
LG Chemical, Ltd. (South Korea)	Basic materials	195	48,943	0.65%
Bunzl PLC (United Kingdom)	Consumer staples	2,404	48,578	0.65%
Accor SA (France)	Consumer cyclicals	1,755	48,138	0.64%
Yamato Holdings Co., Ltd. (Japan)	Transportation	3,052	47,974	0.64%
Hong Kong & China Gas Co., Ltd. (Hong Kong)	Utilities and power	28,003	46,173	0.62%
Swiss Prime Site AG (Switzerland)	Financials	465	45,573	0.61%
Samsung Biologics Co., Ltd. (South Korea)	Health care	114	45,260	0.61%
Commonwealth Bank of Australia (Australia)	Financials	1,195	45,233	0.61%
Koninklijke Vopak NV (Netherlands)	Energy	839	43,666	0.58%
Compagnie Financiere Richemont SA (Switzerland)	Consumer cyclicals	793	43,515	0.58%
Novozymes A/S Class B (Denmark)	Basic materials	951	43,264	0.58%
RSA Insurance Group PLC (United Kingdom)	Financials	8,234	42,924	0.57%
AIA Group, Ltd. (Hong Kong)	Financials	4,738	42,882	0.57%
British Land Co., PLC (The) (United Kingdom)	Financials	10,167	42,384	0.57%
Trend Micro, Inc. (Japan) (Japan)	Technology	845	41,801	0.56%
Nidec Corp. (Japan)	Technology	798	41,453	0.55%
Samsung SDI Co., Ltd. (South Korea)	Communication services	210	41,449	0.55%
National Australia Bank, Ltd. (Australia)	Financials	4,037	41,215	0.55%
Daimler AG (Registered Shares) (Germany)	Consumer cyclicals	1,360	41,080	0.55%
National Grid PLC (United Kingdom)	Utilities and power	3,462	40,632	0.54%
LafargeHolcim, Ltd. (Switzerland)	Basic materials	1,090	39,846	0.53%
Terumo Corp. (Japan)	Health care	1,156	39,844	0.53%
Intesa Sanpaolo SpA (Italy)	Financials	24,353	39,772	0.53%
Pernod Ricard SA (France)	Consumer staples	280	39,743	0.53%
FANUC Corp. (Japan)	Technology	291	39,453	0.53%
Westpac Banking Corp. (Australia)	Financials	3,854	38,920	0.52%
Barclays PLC (United Kingdom)	Financials	33,231	38,778	0.52%
Givaudan SA (Switzerland)	Basic materials	13	38,719	0.52%
Kansai Paint Co., Ltd. (Japan)	Basic materials	2,030	38,705	0.52%
Siemens AG (Germany)	Conglomerates	453	38,532	0.52%
Danone SA (France)	Consumer staples	598	38,464	0.51%
AstraZeneca PLC (United Kingdom)	Health care	423	37,867	0.51%
Power Assets Holdings, Ltd. (Hong Kong)	Utilities and power	6,314	37,760	0.51%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Citrix Systems, Inc.	Technology	445	$63,013	0.76%
NortonLifeLock, Inc.	Technology	2,512	46,993	0.57%
Givaudan SA (Switzerland)	Basic materials	15	46,095	0.56%
Swisscom AG (Switzerland)	Communication services	85	45,910	0.55%
Koninklijke Ahold Delhaize NV (Netherlands)	Consumer staples	1,942	45,600	0.55%
Expeditors International of Washington, Inc.	Transportation	670	44,685	0.54%
Merck & Co., Inc.	Health care	578	44,434	0.54%
Roche Holding AG (Switzerland)	Health care	136	44,428	0.54%
Air Liquide SA (France)	Basic materials	339	43,665	0.53%
Red Electrica Corporacion SA (Spain)	Utilities and power	2,409	43,486	0.52%
KDDI Corp. (Japan)	Communication services	1,463	43,396	0.52%
ITOCHU Corp. (Japan)	Consumer staples	2,067	43,100	0.52%
Nomura Holdings, Inc. (Japan)	Financials	10,005	42,598	0.51%
Procter & Gamble Co. (The)	Consumer staples	386	42,464	0.51%
WEC Energy Group, Inc.	Utilities and power	481	42,365	0.51%
Xcel Energy, Inc.	Utilities and power	700	42,209	0.51%
Roper Technologies, Inc.	Technology	133	41,321	0.50%
Fortescue Metals Group, Ltd. (Australia)	Basic materials	6,714	41,297	0.50%
Hershey Co. (The)	Consumer staples	308	40,746	0.49%
Sandvik AB (Sweden)	Capital goods	2,852	40,723	0.49%
Cummins, Inc.	Capital goods	301	40,721	0.49%
Qorvo, Inc.	Technology	503	40,566	0.49%
McKesson Corp.	Health care	300	40,535	0.49%
Leidos Holdings, Inc.	Technology	441	40,395	0.49%
Medtronic PLC	Health care	445	40,086	0.48%
Carlsberg A/S Class B (Denmark)	Consumer staples	352	40,000	0.48%
Mitsui & Co., Ltd. (Japan)	Conglomerates	2,851	39,866	0.48%
eBay, Inc.	Technology	1,321	39,696	0.48%
Huntington Ingalls Industries, Inc.	Capital goods	218	39,641	0.48%
Fujitsu, Ltd. (Japan)	Technology	435	39,464	0.48%
Automatic Data Processing, Inc.	Consumer cyclicals	288	39,390	0.48%
Mizuho Financial Group, Inc. (Japan)	Financials	33,824	38,880	0.47%
Endesa SA (Spain)	Utilities and power	1,810	38,871	0.47%
Steel Dynamics, Inc.	Basic materials	1,717	38,706	0.47%
Hormel Foods Corp.	Consumer staples	824	38,417	0.46%
Comcast Corp. Class A	Communication services	1,117	38,414	0.46%
Atmos Energy Corp.	Utilities and power	386	38,253	0.46%
AMETEK, Inc.	Conglomerates	526	37,871	0.46%
Eni SpA (Italy)	Utilities and power	3,717	37,795	0.46%
CMS Energy Corp.	Utilities and power	643	37,772	0.46%
Royal Bank of Canada (Canada)	Financials	604	37,417	0.45%
Evergy, Inc.	Utilities and power	679	37,385	0.45%
Toronto-Dominion Bank (Canada)	Financials	874	37,155	0.45%
Mitsubishi Heavy Industries, Ltd. (Japan)	Capital goods	1,460	37,100	0.45%
Legrand SA (France)	Capital goods	573	36,989	0.45%
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	Financials	1,267	36,807	0.44%
Rio Tinto PLC (United Kingdom)	Basic materials	792	36,560	0.44%
Dover Corp.	Capital goods	435	36,551	0.44%
State Street Corp.	Financials	685	36,502	0.44%
Partners Group Holding AG (Switzerland)	Financials	52	36,409	0.44%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Aeon Co., Ltd. (Japan)	Consumer cyclicals	2,246	$50,104	0.65%
United Parcel Service, Inc. Class B	Transportation	492	45,942	0.60%
Equinix, Inc.	Communication services	72	44,788	0.58%
SBA Communications Corp.	Communication services	159	42,922	0.56%
Progressive Corp. (The)	Financials	575	42,476	0.55%
Tyler Technologies, Inc.	Technology	143	42,423	0.55%
AIA Group, Ltd. (Hong Kong)	Financials	4,620	41,805	0.54%
Delivery Hero Holding GmbH (Germany)	Consumer staples	553	41,440	0.54%
Cognex Corp.	Technology	976	41,217	0.54%
American Tower Corp.	Communication services	188	40,902	0.53%
Sprint Corp.	Communication services	4,728	40,756	0.53%
Canon, Inc. (Japan)	Capital goods	1,856	40,708	0.53%
Crown Castle International Corp.	Communication services	282	40,693	0.53%
Fortis, Inc. (Canada)	Utilities and power	1,055	40,686	0.53%
IPG Photonics Corp.	Technology	366	40,343	0.53%
Prologis, Inc.	Financials	499	40,126	0.52%
NiSource, Inc.	Utilities and power	1,603	40,033	0.52%
ANA Holdings, Inc. (Japan)	Transportation	1,626	39,901	0.52%
Zurich Insurance Group AG (Switzerland)	Financials	111	39,441	0.51%
Abbott Laboratories	Health care	492	38,859	0.51%
Alexandria Real Estate Equities, Inc.	Financials	281	38,555	0.50%
Autodesk, Inc.	Technology	246	38,431	0.50%
Fidelity National Information Services, Inc.	Technology	316	38,404	0.50%
FedEx Corp.	Transportation	316	38,351	0.50%
CME Group, Inc.	Financials	221	38,206	0.50%
Alliant Energy Corp.	Utilities and power	791	38,177	0.50%
FirstEnergy Corp.	Utilities and power	938	37,577	0.49%
Becton Dickinson and Co.	Health care	161	36,941	0.48%
BioMarin Pharmaceutical, Inc.	Health care	434	36,691	0.48%
Lonza Group AG (Switzerland)	Health care	88	36,657	0.48%
Twilio, Inc. Class A	Technology	408	36,554	0.48%
AstraZeneca PLC (United Kingdom)	Health care	407	36,520	0.48%
Svenska Handelsbanken AB (Sweden)	Financials	4,312	36,239	0.47%
Walmart, Inc.	Consumer cyclicals	318	36,097	0.47%
IBM Corp.	Technology	325	36,011	0.47%
ABB, Ltd. (Switzerland)	Capital goods	2,026	35,796	0.47%
MS&AD Insurance Group Holdings (Japan)	Financials	1,268	35,668	0.46%
Xylem, Inc.	Capital goods	545	35,475	0.46%
Equifax, Inc.	Consumer cyclicals	296	35,321	0.46%
Elanco Animal Health, Inc.	Health care	1,576	35,281	0.46%
Waste Connections, Inc.	Capital goods	454	35,172	0.46%
Arthur J. Gallagher & Co.	Financials	430	35,069	0.46%
Monotaro Co., Ltd. (Japan)	Consumer staples	1,302	34,741	0.45%
Southern Co. (The)	Utilities and power	641	34,715	0.45%
Agnico-Eagle Mines, Ltd. (Canada)	Basic materials	870	34,712	0.45%
Nidec Corp. (Japan)	Technology	665	34,681	0.45%
Roku, Inc.	Technology	396	34,647	0.45%
Intuitive Surgical, Inc.	Health care	70	34,521	0.45%
Nippon Steel Corp. (Japan)	Basic materials	3,978	34,239	0.45%
Entergy Corp.	Utilities and power	364	34,221	0.45%

A BASKET (JPCMPTFL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Mettler-Toledo International, Inc.	Health care	93	$64,054	1.77%
Waters Corp.	Health care	340	61,928	1.71%
lululemon athletica, Inc. (Canada)	Consumer cyclicals	314	59,607	1.65%
Charles River Laboratories International, Inc.	Health care	457	57,619	1.59%
Agilent Technologies, Inc.	Technology	799	57,241	1.58%
Zoetis, Inc.	Health care	383	45,041	1.24%
Thermo Fisher Scientific, Inc.	Health care	158	44,681	1.23%
Bristol-Myers Squibb Co.	Health care	785	43,728	1.21%
Caesars Entertainment Corp.	Consumer cyclicals	6,456	43,643	1.21%
Lam Research Corp.	Technology	172	41,276	1.14%
Teradyne, Inc.	Technology	757	41,026	1.13%
United Rentals, Inc.	Consumer cyclicals	394	40,494	1.12%
Bio-Rad Laboratories, Inc. Class A	Health care	114	39,804	1.10%
Coupa Software, Inc.	Technology	279	39,054	1.08%
Allergan PLC	Health care	203	35,962	0.99%
PRA Health Sciences, Inc.	Health care	427	35,491	0.98%
NVIDIA Corp.	Technology	131	34,654	0.96%
AECOM	Capital goods	1,149	34,308	0.95%
Apple, Inc.	Technology	129	32,821	0.91%
Ford Motor Co.	Consumer cyclicals	6,685	32,287	0.89%
Hershey Co. (The)	Consumer staples	240	31,745	0.88%
TransDigm Group, Inc.	Capital goods	98	31,333	0.87%
Microchip Technology, Inc.	Technology	455	30,844	0.85%
Horizon Therapeutics PLC	Health care	1,016	30,102	0.83%
Bio-Techne Corp.	Health care	156	29,602	0.82%
Harley-Davidson, Inc.	Consumer cyclicals	1,534	29,046	0.80%
Skyworks Solutions, Inc.	Technology	321	28,657	0.79%
Clorox Co. (The)	Consumer cyclicals	164	28,365	0.78%
Paycom Software, Inc.	Technology	139	28,076	0.78%
RingCentral, Inc. Class A	Technology	130	27,525	0.76%
Micron Technology, Inc.	Technology	651	27,374	0.76%
Zynga, Inc. Class A	Technology	3,955	27,089	0.75%
Estee Lauder Cos., Inc. (The) Class A	Consumer staples	169	26,912	0.74%
Jazz Pharmaceuticals PLC	Health care	263	26,200	0.72%
QIAGEN NV (Netherlands)	Health care	598	24,870	0.69%
Post Holdings, Inc.	Consumer staples	295	24,454	0.68%
Qorvo, Inc.	Technology	302	24,361	0.67%
Eli Lilly & Co.	Health care	171	23,683	0.65%
Lamb Weston Holdings, Inc.	Consumer staples	411	23,457	0.65%
Under Armour, Inc. Class C	Consumer cyclicals	2,910	23,453	0.65%
Trade Desk, Inc. (The) Class A	Consumer cyclicals	121	23,396	0.65%
Neurocrine Biosciences, Inc.	Health care	268	23,174	0.64%
Copart, Inc.	Consumer staples	337	23,096	0.64%
ServiceNow, Inc.	Technology	78	22,317	0.62%
Chipotle Mexican Grill, Inc.	Consumer staples	34	22,286	0.62%
Campbell Soup Co.	Consumer staples	481	22,201	0.61%
Burlington Stores, Inc.	Consumer cyclicals	138	21,801	0.60%
Jacobs Engineering Group, Inc.	Capital goods	271	21,489	0.59%
Avantor, Inc.	Health care	1,719	21,468	0.59%
Alteryx, Inc. Class A	Technology	224	21,290	0.59%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$68	$1,000	$221	5/11/63	300 bp — Monthly	$(152)
	CMBX NA BBB-.6 Index	BBB-/P	121	2,000	443	5/11/63	300 bp — Monthly	(321)
	CMBX NA BBB-.6 Index	BBB-/P	247	4,000	885	5/11/63	300 bp — Monthly	(636)
	CMBX NA BBB-.6 Index	BBB-/P	228	4,000	885	5/11/63	300 bp — Monthly	(655)
	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BBB-/P	887	8,000	1,770	5/11/63	300 bp — Monthly	(879)
	CMBX NA BBB-.7 Index	BBB-/P	141	25,000	4,520	1/17/47	300 bp — Monthly	(4,365)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB-/P	2,439	17,000	6,640	5/11/63	500 bp — Monthly	(4,185)
	CMBX NA BB.7 Index	BB/P	459	9,000	3,020	1/17/47	500 bp — Monthly	(2,552)
	CMBX NA BBB-.6 Index	BBB-/P	25,281	397,000	87,856	5/11/63	300 bp — Monthly	(62,344)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(32)	29,000	3,057	5/11/63	200 bp — Monthly	(3,077)
	CMBX NA BBB-.6 Index	BBB-/P	74,418	792,000	175,270	5/11/63	300 bp — Monthly	(100,389)
	CMBX NA BBB-.7 Index	BBB-/P	3,952	50,000	9,040	1/17/47	300 bp — Monthly	(5,059)
	CMBX NA BBB-.7 Index	BBB-/P	12,861	174,000	31,459	1/17/47	300 bp — Monthly	(18,497)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	309	6,000	632	5/11/63	200 bp — Monthly	(321)
	CMBX NA A.6 Index	A/P	419	8,000	843	5/11/63	200 bp — Monthly	(421)
	CMBX NA A.6 Index	A/P	1,018	20,000	2,108	5/11/63	200 bp — Monthly	(1,082)
	CMBX NA A.6 Index	A/P	3,977	62,000	6,535	5/11/63	200 bp — Monthly	(2,534)
	CMBX NA BBB-.6 Index	BBB-/P	260	3,000	664	5/11/63	300 bp — Monthly	(402)
	CMBX NA BBB-.6 Index	BBB-/P	259	3,000	664	5/11/63	300 bp — Monthly	(403)
	CMBX NA BBB-.6 Index	BBB-/P	422	5,000	1,107	5/11/63	300 bp — Monthly	(682)
	CMBX NA BBB-.6 Index	BBB-/P	661	6,000	1,328	5/11/63	300 bp — Monthly	(663)
	CMBX NA BBB-.6 Index	BBB-/P	365	7,000	1,549	5/11/63	300 bp — Monthly	(1,180)
	CMBX NA BBB-.6 Index	BBB-/P	591	7,000	1,549	5/11/63	300 bp — Monthly	(954)
	CMBX NA BBB-.6 Index	BBB-/P	633	8,000	1,770	5/11/63	300 bp — Monthly	(1,133)
	CMBX NA BBB-.6 Index	BBB-/P	435	9,000	1,992	5/11/63	300 bp — Monthly	(1,551)
	CMBX NA BBB-.6 Index	BBB-/P	990	9,000	1,992	5/11/63	300 bp — Monthly	(996)
	CMBX NA BBB-.6 Index	BBB-/P	1,218	10,000	2,213	5/11/63	300 bp — Monthly	(990)
	CMBX NA BBB-.6 Index	BBB-/P	1,160	14,000	3,098	5/11/63	300 bp — Monthly	(1,930)
	CMBX NA BBB-.6 Index	BBB-/P	1,671	15,000	3,320	5/11/63	300 bp — Monthly	(1,639)
	CMBX NA BBB-.6 Index	BBB-/P	2,221	16,000	3,541	5/11/63	300 bp — Monthly	(1,310)
	CMBX NA BBB-.6 Index	BBB-/P	1,090	16,000	3,541	5/11/63	300 bp — Monthly	(2,441)
	CMBX NA BBB-.6 Index	BBB-/P	878	18,000	3,983	5/11/63	300 bp — Monthly	(3,095)
	CMBX NA BBB-.6 Index	BBB-/P	2,923	27,000	5,975	5/11/63	300 bp — Monthly	(3,036)
	CMBX NA BBB-.6 Index	BBB-/P	3,376	36,000	7,967	5/11/63	300 bp — Monthly	(4,569)
	CMBX NA BBB-.6 Index	BBB-/P	4,360	58,000	12,835	5/11/63	300 bp — Monthly	(8,442)
	CMBX NA BBB-.7 Index	BBB-/P	695	8,000	1,446	1/17/47	300 bp — Monthly	(747)
	CMBX NA BBB-.7 Index	BBB-/P	1,448	17,000	3,074	1/17/47	300 bp — Monthly	(1,616)
	CMBX NA BBB-.7 Index	BBB-/P	1,478	20,000	3,616	1/17/47	300 bp — Monthly	(2,126)
	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	BBB-/P	46,913	756,000	167,303	5/11/63	300 bp — Monthly	(119,949)
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	17,055	191,000	42,268	5/11/63	300 bp — Monthly	(25,102)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	4,307	65,000	14,385	5/11/63	300 bp — Monthly	(10,040)

Upfront premium received			222,234		Unrealized appreciation			—

Upfront premium (paid)			(32)		Unrealized (depreciation)			(402,465)

	Total		$222,202				Total	$(402,465)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(329)	$3,000	$1,384	11/17/59	(500 bp) — Monthly	$1,052
	CMBX NA BB.10 Index	(313)	3,000	1,384	11/17/59	(500 bp) — Monthly	1,068
	CMBX NA BB.11 Index	(1,166)	9,000	4,322	11/18/54	(500 bp) — Monthly	3,147
	CMBX NA BB.11 Index	(283)	3,000	1,441	11/18/54	(500 bp) — Monthly	1,155
	CMBX NA BB.8 Index	(176)	1,000	476	10/17/57	(500 bp) — Monthly	299
	CMBX NA BB.9 Index	(3,716)	36,000	14,342	9/17/58	(500 bp) — Monthly	10,591
	Credit Suisse International
	CMBX NA BB.10 Index	(801)	6,000	2,767	11/17/59	(500 bp) — Monthly	1,961
	CMBX NA BB.10 Index	(714)	6,000	2,767	11/17/59	(500 bp) — Monthly	2,048
	CMBX NA BB.7 Index	(300)	17,000	6,640	5/11/63	(500 bp) — Monthly	6,324
	CMBX NA BB.8 Index	(175)	1,000	476	10/17/57	(500 bp) — Monthly	300
	CMBX NA BB.9 Index	(1,504)	15,000	5,976	9/17/58	(500 bp) — Monthly	4,458
	Goldman Sachs International
	CMBX NA BB.7 Index	(10,144)	60,000	20,136	1/17/47	(500 bp) — Monthly	9,933
	CMBX NA BB.7 Index	(2,738)	15,000	5,034	1/17/47	(500 bp) — Monthly	2,281
	CMBX NA BB.9 Index	(357)	3,000	1,195	9/17/58	(500 bp) — Monthly	835
	CMBX NA BB.9 Index	(361)	3,000	1,195	9/17/58	(500 bp) — Monthly	831
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(127)	1,000	336	1/17/47	(500 bp) — Monthly	208
	CMBX NA BBB-.7 Index	(7,171)	189,000	34,171	1/17/47	(300 bp) — Monthly	26,890
	Merrill Lynch International
	CMBX NA BB.10 Index	(341)	6,000	2,767	11/17/59	(500 bp) — Monthly	2,420
	CMBX NA BB.11 Index	(375)	7,000	3,361	11/18/54	(500 bp) — Monthly	2,979
	CMBX NA BB.9 Index	(351)	9,000	3,586	9/17/58	(500 bp) — Monthly	3,225
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(3,870)	38,000	6,870	1/17/47	(300 bp) — Monthly	2,976
	CMBX NA BB.10 Index	(315)	3,000	1,384	11/17/59	(500 bp) — Monthly	1,066
	CMBX NA BB.9 Index	(728)	6,000	2,390	9/17/58	(500 bp) — Monthly	1,657
	CMBX NA BB.9 Index	(364)	3,000	1,195	9/17/58	(500 bp) — Monthly	829

Upfront premium received		—			Unrealized appreciation		88,533

	Upfront premium (paid)	(36,719)			Unrealized (depreciation)		—

	Total	$(36,719)				Total	$88,533
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/20 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 34 Index	B+/P	$32,747	$639,000	$41,024	6/20/25	500 bp — Quarterly	$(8,227)

	Total		$32,747					$(8,227)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/20 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 34 Index	$(59,206)	$1,456,000	$93,475	6/20/25	(500 bp) — Quarterly	$33,460

	Total	$(59,206)					$33,460
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through March 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $23,899,365.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$991,420	$5,340,690	$5,343,430	$3,286	$988,680
	Putnam Short Term Investment Fund**	6,315,849	—	750,000	24,611	5,565,849

	Total Short-term investments	$7,307,269	$5,340,690	$6,093,430	$27,897	$6,554,529
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $988,680, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $945,399.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $684,917.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,309,644.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $154,981.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $9,935,782 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price )and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $3,361,920 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to gain exposure to securities, and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk, and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,333,718 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,309,644 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$—	$390,347	$—
Capital goods	—	160,210	—
Communication services	99,098	104,220	—
Consumer cyclicals	95,414	362,871	—
Consumer staples	140,458	194,878	—
Energy	96,717	115,755	—
Financials	316,846	635,134	—
Health care	35,042	102,238	—
Technology	610,680	771,872	—
Transportation	8,569	36,243	—
Utilities and power	153,550	34,038	—

Total common stocks	1,556,374	2,907,806	—
Asset-backed securities	—	152,667	—
Commodity linked notes	—	2,019,371	—
Corporate bonds and notes	—	78,752	—
Foreign government and agency bonds and notes		131,049
Investment companies	2,066,674	—	—
Mortgage-backed securities	—	1,382,988	—
Preferred stocks	34,260	—	—
Purchased options outstanding	—	484,175	—
Purchased swap options outstanding	—	144	—
U.S. government and agency mortgage obligations	—	5,243,906	—
U.S. treasury obligations	—	146,389	—
Units	2,486	—	—
Warrants	—	537,872	—
Short-term investments	5,565,849	9,228,800	—

Totals by level	$9,225,643	$22,313,919	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$11,595	$—
Futures contracts	393,199	—	—
Written options outstanding	—	(15,100)	—
Written swap options outstanding	—	(2,163)	—
Forward premium swap option contracts	—	2,106	—
Interest rate swap contracts	—	(75,845)	—
Total return swap contracts	—	(1,169,423)	—
Credit default contracts	—	(447,723)	—

Totals by level	$393,199	$(1,696,553)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$14,000
Purchased currency option contracts (contract amount)	$2,500,000
Purchased swap option contracts (contract amount)	$76,000
Written equity option contracts (contract amount)	$1,000
Written currency option contracts (contract amount)	$1,300,000
Written swap option contracts (contract amount)	$120,000
Futures contracts (number of contracts)	100
Forward currency contracts (contract amount)	$11,100,000
Centrally cleared interest rate swap contracts (notional)	$17,100,000
OTC total return swap contracts (notional)	$79,100,000
OTC credit default contracts (notional)	$3,400,000
Centrally cleared credit default contracts (notional)	$2,000,000
Warrants (number of warrants)	200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com